Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Operating and Finance Leases

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets as of March 31, 2026 and 2025:

	March 31, 2026	March 31, 2025
Operating lease right-of-use lease assets	$7,935,439	$6,031,284

Operating lease liabilities – current	$2,433,468	$2,068,399
Operating lease liabilities – non-current	5,670,073	4,003,366
Total operating lease liabilities	$8,103,541	$6,071,765

Other supplemental information for all of operating leases as of March 31, 2026 and 2025 was as follows:

	March 31, 2026	March 31, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.94	4.00
Weighted average discount rate (1)	5.49%	6.36%
Gains on sales and leaseback transactions (2)	2,512,565	-

(1)	The Company used incremental borrowing rates ranging from 2.03% to 6.69% for its lease contracts in Japan; incremental borrowing rates ranging from 2.83% to 4.48% for its lease contracts in Hong Kong; incremental borrowing rates ranging from 2.25% to 5.25% for its lease contracts in Canada; and incremental borrowing rates of 8.50% and 5.34% for its lease contracts in the United States and Australia, respectively.

(2)	On March 10, 2026, the Company entered into a Real Estate Sales Agreement (“Sales Agreement”) with a related party, DinnerBank Co., Ltd. (the “Buyer”). Pursuant to the agreement, the Company sold its warehouse in Japan including the building and land to the Buyer for a total consideration of ¥1,250.0 million. On March 18, 2026, the Company entered into a Rental Agreement with the Buyer, pursuant to the agreement, the Company leased the same premises for warehousing space and directly-operated physical stores for five years from March 18, 2026 to March 31, 2031, with a monthly rental of ¥5.5 million. The Company determined that these transactions should be accounted as sales and leaseback transaction as the control of the warehouse was transferred to the Buyer, and recognized a gain of $2,512,565 on disposal of the building and land on March 18, 2026.

The components of finance lease expenses were as follows:

	For the Fiscal Years Ended March 31,
	2026	2025	2024
Finance leases cost:
Amortization of right-of-use assets	$100,513	$120,005	$351,626
Interest on lease liabilities	39,575	58,671	80,738
Total finance leases cost	$140,088	$178,676	$432,364

Supplemental cash flow information related to finance leases was as follows:

	For the Fiscal Years Ended March 31,
	2026	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$39,575	$58,671	$80,738

The weighted average remaining lease terms and discount rates for all of finance leases as of March 31, 2026 and 2025 were as follows:

	March 31, 2026	March 31, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.84	1.96
Weighted average discount rate	6.89%	8.07%

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases as of March 31, 2026 and 2025 was as follows:

	March 31, 2026	March 31, 2025
Finance leases cost:
Software	$471,890	$499,591
Equipment and furniture	891,893	1,024,140
Subtotal	1,363,783	1,523,731
Less: accumulated depreciation	(1,221,746)	(1,343,156)
Property and equipment, net	$142,037	$180,575

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2026:

	Operating Leases	Finance Leases
2027	$2,806,363	$89,908
2028	2,307,637	35,534
2029	1,765,231	16,191
2030	1,129,179	15,625
2031	517,863	13,264
Thereafter	496,236	-
Total lease payments	9,022,509	170,522
Less: imputed interest	(918,968)	(11,199)
Present value of lease liabilities	$8,103,541	$159,323